Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Interest income was related to:
Interest income	kr 4,724	kr 4,043	kr 994	kr 8,767	kr 1,679	kr 6,729
Interest expenses
Interest expenses	(3,939)	(3,349)	(443)	(7,288)	(591)	(4,353)
Resolution fee	(24)	(24)	(19)	(47)	(44)	(88)
Risk tax	(37)	(37)	(27)	(75)	(54)	(109)
Total interest expenses	(4,000)	(3,410)	(489)	(7,410)	(689)	(4,550)
Net interest income	724	633	505	1,357	990	2,179
Interest income using effective interest method				6,111	2,366
Loans to credit institutions
Interest income was related to:
Interest income	315	261	73	576	111	506
Loans to the public
Interest income was related to:
Interest income	2,180	1,954	1,082	4,134	2,066	5,106
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	606	514	207	1,119	403	1,114
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	701	597	40	1,299	52	535
Derivatives
Interest income was related to:
Interest income	847	648	(475)	1,495	(1,081)	(797)
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	66	61	58	127	114	237
Other assets
Interest income was related to:
Interest income	kr 9	kr 8	kr 9	kr 17	kr 14	kr 28